Pro Forma Combined Year End - September 30, 2025	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
Income, financing and brokerage	$ 9,702,278
Income from rental property	2,311,855
Total revenues	12,014,133
Cost of revenue, financing and brokerage	2,077,306
Gross profit	9,936,827
Operating expenses:
General and administrative expenses	11,315,716
Provision for credit losses	1,539,292
Professional fees	2,044,950
Total operating expense	14,899,958
Loss from operations	(4,963,131)
Other income (expense):
Interest expense	(5,498,192)
Loss on write down of investment
Other losses	(27,494)
Total other income (expenses)	(5,525,686)
Net loss before income taxes	(10,488,817)
Income tax provision	(11,084)
Net loss	(10,499,901)
Net income attributable to noncontrolling interest	(472,307)
Net income attributable to redeemable noncontrolling interest	(96,482)
Net loss attributable to Stewards, Inc.	(11,068,690)
Deemed dividend from conversion of preferred stock	(3,700,000)
Dividend on preferred stock	(611,559)
Net loss applicable to common stockholders	$ (15,380,249)
Net loss per common share - basic and diluted | $ / shares	$ (0.12)
Weighted-average common shares outstanding - basic and diluted | shares	132,552,248
Comprehensive loss:
Net loss	$ (10,499,901)
Unrealized gain (loss) on foreign currency translation	2,480
Total comprehensive loss	(10,497,421)
Stewards Inc [Member] | Pro Formas September 2025 [Member]
Income, financing and brokerage	9,702,278
Total revenues	9,702,278
Cost of revenue, financing and brokerage	2,077,306
Gross profit	7,624,972
Operating expenses:
General and administrative expenses	6,338,059
Provision for credit losses	1,472,941
Professional fees	2,044,950
Total operating expense	9,855,950
Loss from operations	(2,230,978)
Other income (expense):
Interest expense	(4,820,391)
Loss on write down of investment
Other losses	(27,779)
Total other income (expenses)	(4,848,170)
Net loss before income taxes	(7,079,148)
Income tax provision	(11,084)
Net loss	(7,090,232)
Net income attributable to noncontrolling interest	(472,307)
Net income attributable to redeemable noncontrolling interest	(96,482)
Net loss attributable to Stewards, Inc.	(7,659,021)
Net loss	(7,079,148)
Deemed dividend from conversion of preferred stock	(3,700,000)
Dividend on preferred stock	(611,559)
Net loss applicable to common stockholders	$ (11,390,707)
Net loss per common share - basic and diluted | $ / shares	$ (0.09)
Weighted-average common shares outstanding - basic and diluted | shares	132,552,248
Comprehensive loss:
Net loss	$ (7,090,232)
Unrealized gain (loss) on foreign currency translation	2,480
Total comprehensive loss	(7,087,752)
Block 40 [Member] | Pro Formas September 2025 [Member]
Income, financing and brokerage
Income from rental property	7,632,789
Total revenues	7,632,789
Cost of revenue, financing and brokerage
Gross profit	7,632,789
Operating expenses:
General and administrative expenses	13,092,846
Provision for credit losses
Professional fees
Total operating expense	13,092,846
Loss from operations	(5,460,058)
Other income (expense):
Interest expense	(4,705,773)
Loss on write down of investment	(568,789)
Other losses	(63,253)
Total other income (expenses)	(5,337,815)
Net loss before income taxes	(10,797,872)
Income tax provision
Net loss	(10,797,872)
Net income attributable to noncontrolling interest
Net income attributable to redeemable noncontrolling interest
Net loss attributable to Stewards, Inc.	(10,797,872)
Net loss	(10,797,872)
Deemed dividend from conversion of preferred stock
Dividend on preferred stock
Net loss applicable to common stockholders	$ (10,797,872)
Net loss per common share - basic and diluted | $ / shares
Weighted-average common shares outstanding - basic and diluted | shares
Comprehensive loss:
Net loss	$ (10,797,872)
Unrealized gain (loss) on foreign currency translation
Total comprehensive loss	(10,797,872)
Block 40 Transaction Adjustment [Member] | Pro Formas September 2025 [Member]
Income, financing and brokerage
Income from rental property
Total revenues
Gross profit
Operating expenses:
General and administrative expenses	1,335,933
Total operating expense	1,335,933
Loss from operations	(1,335,933)
Other income (expense):
Total other income (expenses)
Net loss before income taxes	(1,335,933)
Income tax provision
Net loss	(1,335,933)
Net income attributable to noncontrolling interest
Net income attributable to redeemable noncontrolling interest
Net loss attributable to Stewards, Inc.	(1,335,933)
Net loss
Deemed dividend from conversion of preferred stock
Dividend on preferred stock
Net loss applicable to common stockholders
Net loss per common share - basic and diluted | $ / shares
Weighted-average common shares outstanding - basic and diluted | shares	25,763,104
Comprehensive loss:
Net loss	$ (1,335,933)
Unrealized gain (loss) on foreign currency translation
Total comprehensive loss	(1,335,933)
Pro Forma [Member] | Pro Formas September 2025 [Member]
Income, financing and brokerage	9,702,278
Income from rental property	7,632,789
Total revenues	17,335,067
Cost of revenue, financing and brokerage	2,077,306
Gross profit	15,257,761
Operating expenses:
General and administrative expenses	20,766,839
Provision for credit losses	1,472,941
Professional fees	2,044,950
Total operating expense	24,284,730
Loss from operations	(9,026,969)
Other income (expense):
Interest expense	(9,526,164)
Loss on write down of investment	(568,789)
Other losses	(91,032)
Total other income (expenses)	(10,185,985)
Net loss before income taxes	(19,212,953)
Income tax provision	(11,084)
Net loss	(19,224,037)
Net income attributable to noncontrolling interest	(472,307)
Net income attributable to redeemable noncontrolling interest	(96,482)
Net loss attributable to Stewards, Inc.	(19,792,826)
Net loss	(17,877,020)
Deemed dividend from conversion of preferred stock	(3,700,000)
Dividend on preferred stock	(611,559)
Net loss applicable to common stockholders	$ (22,188,579)
Net loss per common share - basic and diluted | $ / shares	$ (0.14)
Weighted-average common shares outstanding - basic and diluted | shares	158,315,352
Comprehensive loss:
Net loss	$ (19,224,037)
Unrealized gain (loss) on foreign currency translation	2,480
Total comprehensive loss	$ (19,221,557)